Shareholders' Equity - Redeemable preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
		Mar. 18, 2016	Nov. 30, 2016	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2016
Class of Stock [Line Items]
Preferred shares, par value					$ 1	$ 1.00
Preferred shares, shares outstanding					28,169,062	28,169,062
Underwriting discounts and commissions	[1]				$ 23,600
Aggregate liquidation value					$ 704,227	$ 704,227	$ 150,000
Redeemable Preferred Stock Dividends			$ 2,000
Preferred Stock, Redemption Price Per Share					$ 25.00		$ 25
Preferred Stock Contingent Cash Payment Per Share		$ 1.25
PreferredStockContingentCashPayments		$ 43,000
Restriction on common dividends		67.00%			67.00%
Series D 6.5% cumulative
Class of Stock [Line Items]
Annual dividend rate			6.50%
Liquidation preference per share			$ 25
Preferred stock exchanged				6,415,264
Preferred stock redeemed						(2,784,736)
Series E 7.25% cumulative
Class of Stock [Line Items]
Annual dividend rate			7.25%
Liquidation preference per share			$ 25
Preferred stock exchanged				11,753,798
Preferred stock redeemed						(3,196,202)
Series F 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding					2,679,426
Annual dividend rate					5.875%
Underwriting discounts and commissions	[1]				$ 2,300
Aggregate liquidation value					$ 67,000
Liquidation preference per share					$ 25
Preferred stock exchanged				7,320,574
Series G 6.5% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding					6,415,264
Annual dividend rate					6.50%
Underwriting discounts and commissions	[1]				$ 5,400
Aggregate liquidation value					$ 160,400
Liquidation preference per share					$ 25
Series H 7.25% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding					11,753,798
Annual dividend rate					7.25%
Underwriting discounts and commissions	[1]				$ 9,500
Aggregate liquidation value					$ 293,800
Liquidation preference per share					$ 25
Series I 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding					7,320,574
Annual dividend rate					5.875%
Underwriting discounts and commissions	[1]				$ 6,400
Aggregate liquidation value					$ 183,000
Liquidation preference per share					$ 25

[1]	nderwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued shares as a result of the share exchange in May 2016 for $nil consideration described below.